Condensed Consolidated Balance Sheet (Parenthetical) (Unaudited) (USD $)	Mar. 31, 2012 Common Stock, Class I	Mar. 31, 2012 Common Stock, Class II	Dec. 31, 2011 Successor Registrant Common Stock, Class I	Dec. 31, 2011 Successor Registrant Common Stock, Class II	Dec. 31, 2010 Predecessor Registrant Common Stock, Class I	Dec. 31, 2010 Predecessor Registrant Common Stock, Class II
Common stock, par value
Common stock, shares authorized	50,000	129,950,000	50,000	129,950,000	10,312,499	36,562,500
Common stock, shares issued	50,000	129,950,000	50,000	129,950,000	10,312,499	36,562,500
Common stock, shares outstanding	50,000	129,950,000	50,000	129,950,000	10,312,499	36,562,500